Document And Entity Information	Feb. 01, 2023
Document Information [Line Items]
Entity, Registrant Name	TX HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Feb. 01, 2023
Entity, Incorporation, State or Country Code	GA
Entity, File Number	000-32335
Entity, Tax Identification Number	58-2558702
Entity, Address, Address Line One	12080 Virginia Blvd.
Entity, Address, City or Town	Ashland
Entity, Address, State or Province	KY
Entity, Address, Postal Zip Code	41102
City Area Code	606
Local Phone Number	928-1131
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001133798